INCOME TAXES - Reconciliation Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 1,002	$ 654	$ 598
Additions based on tax positions related to the current year	66	361	18
Additions for tax positions of prior years	171	63	55
Reductions for tax positions of prior years	(209)	(58)	(11)
Lapse of statute of limitations	(5)	(18)	(6)
Balance, end of year	$ 1,025	$ 1,002	$ 654